Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 16 — Commitments and contingencies

Contingencies

In the ordinary course of the business, the Company subject to periodic legal or administrative proceedings. The Company accrues liability when the loss is probable and reasonably estimable.

On August 22, 2023, one supplier of the Company filed a lawsuit against the Company for a debt dispute of $1,422,555 (RMB 10,100,000). On November 16, 2023, the court ordered the Company to pay the supplier $1,422,555 (RMB 10,100,000) and related interest. On March 26, 2024. the Court made the final judgement to maintain the original ruling on November 16, 2023. The Company has recorded the disputed amount $1,422,555 (RMB 10,100,000) in the accounts payable and related interest $23,988 (RMB170,311) in accrued expenses and other current liabilities based on the best estimate of the management and the Company’s legal counsel as of December 31, 2023. The supplier also applied an order to freeze total cash of $1,442,243 (RMB10,239,780), which was recorded as restricted cash as of December 31, 2023.